Net Loss per Common Share - Schedule of Weighted Average Common Stock Equivalents Securities Outstanding Effect Anti-Dilutive (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Common Stock Equivalents Securities Outstanding Effect Anti-Dilutive [Line Items]
Total potentially dilutive shares	17,616	20,825	18,417	18,273	19,525	10,778
Warrants [Member]
Schedule of Weighted Average Common Stock Equivalents Securities Outstanding Effect Anti-Dilutive [Line Items]
Total potentially dilutive shares	2,212	5,973	2,538	6,092	6,053	3,976
Options [Member]
Schedule of Weighted Average Common Stock Equivalents Securities Outstanding Effect Anti-Dilutive [Line Items]
Total potentially dilutive shares	12,407	13,069	12,882	11,410
Unvested restricted common stock [Member]
Schedule of Weighted Average Common Stock Equivalents Securities Outstanding Effect Anti-Dilutive [Line Items]
Total potentially dilutive shares	2,997	1,783	2,997	771	1,192